Segment reporting - Consolidated Statement of Profit or Loss By Operating Segment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Shipping income
Revenue	$ 854,669	$ 419,770	$ 1,210,341
Gains on disposal of vessels/other tangible assets	96,160	15,068	22,728
Other operating income	15,141	10,255	10,112
Total shipping income	965,970	445,093	1,243,181
Operating expenses
Voyage expenses and commissions	(175,187)	(118,808)	(125,430)
Vessel operating expenses	(216,094)	(220,706)	(218,390)
Charter hire expenses	(5,769)	(9,750)	(7,954)
Losses on disposal of vessels/other tangible assets	(347)	0	(1)
Depreciation tangible assets	(221,576)	(344,904)	(319,652)
Depreciation intangible assets (Note 9)	(1,021)	(90)	(99)
General and administrative expenses	(51,702)	(32,408)	(37,333)
Total operating expenses	(671,696)	(726,666)	(708,859)
RESULT FROM OPERATING ACTIVITIES	294,274	(281,573)	534,322
Finance income	27,140	14,934	21,496
Finance expenses	(133,009)	(95,541)	(91,553)
Net finance expenses	(105,869)	(80,607)	(70,057)
Share of profit (loss) of equity accounted investees (net of income tax)	17,650	22,976	10,917
PROFIT (LOSS) BEFORE INCOME TAX	206,055	(339,204)	475,182
Income tax expense	(2,804)	427	(1,944)
PROFIT (LOSS) FOR THE PERIOD	203,251	(338,777)	473,238
Attributable to:
Owners of the company	203,251	(338,777)	473,238
Operating segments | Tankers
Shipping income
Revenue	810,122	422,649	1,220,843
Gains on disposal of vessels/other tangible assets	99,437	15,068	23,107
Other operating income	12,208	10,111	9,907
Total shipping income	921,767	447,828	1,253,857
Operating expenses
Voyage expenses and commissions	(176,146)	(122,374)	(129,833)
Vessel operating expenses	(202,765)	(222,087)	(221,245)
Charter hire expenses	(5,259)	(6,775)	(5,410)
Losses on disposal of vessels/other tangible assets	(347)	0	(1)
Depreciation tangible assets	(212,624)	(347,338)	(323,216)
Depreciation intangible assets (Note 9)	(108)	(90)	(99)
General and administrative expenses	(51,323)	(32,441)	(37,441)
Total operating expenses	(648,572)	(731,105)	(717,245)
RESULT FROM OPERATING ACTIVITIES	273,195	(283,277)	536,612
Finance income	26,747	14,050	20,045
Finance expenses	(128,695)	(95,626)	(91,645)
Net finance expenses	(101,948)	(81,576)	(71,600)
Share of profit (loss) of equity accounted investees (net of income tax)	92	380	467
PROFIT (LOSS) BEFORE INCOME TAX	171,339	(364,473)	465,479
Income tax expense	(216)	427	(1,944)
PROFIT (LOSS) FOR THE PERIOD	171,123	(364,046)	463,535
Attributable to:
Owners of the company	171,123	(364,046)	463,535
Operating segments | FSO
Shipping income
Revenue	66,297	50,132	49,949
Gains on disposal of vessels/other tangible assets	0	0	0
Other operating income	3,752	2,356	2,577
Total shipping income	70,049	52,488	52,526
Operating expenses
Voyage expenses and commissions	0	0	0
Vessel operating expenses	(19,156)	(12,381)	(12,014)
Charter hire expenses	0	0	0
Losses on disposal of vessels/other tangible assets	0	0	0
Depreciation tangible assets	(12,101)	(9,899)	(16,710)
Depreciation intangible assets (Note 9)	(913)	0	0
General and administrative expenses	(508)	(330)	(560)
Total operating expenses	(32,678)	(22,610)	(29,284)
RESULT FROM OPERATING ACTIVITIES	37,371	29,878	23,242
Finance income	313	0	21
Finance expenses	(4,569)	(1,971)	(3,295)
Net finance expenses	(4,256)	(1,971)	(3,274)
Share of profit (loss) of equity accounted investees (net of income tax)	0	0	0
PROFIT (LOSS) BEFORE INCOME TAX	33,115	27,907	19,968
Income tax expense	(987)	(2,638)	(10,265)
PROFIT (LOSS) FOR THE PERIOD	32,128	25,269	9,703
Attributable to:
Owners of the company	32,128	25,269	9,703
Equity-accounted investees
Shipping income
Revenue	21,750	53,011	60,451
Gains on disposal of vessels/other tangible assets	3,277	0	379
Other operating income	819	2,212	2,372
Total shipping income	25,846	55,223	63,202
Operating expenses
Voyage expenses and commissions	(959)	(3,566)	(4,403)
Vessel operating expenses	(5,827)	(13,762)	(14,869)
Charter hire expenses	510	2,975	2,544
Losses on disposal of vessels/other tangible assets	0	0	0
Depreciation tangible assets	(3,149)	(12,333)	(20,274)
Depreciation intangible assets (Note 9)	0	0	0
General and administrative expenses	(129)	(363)	(668)
Total operating expenses	(9,554)	(27,049)	(37,670)
RESULT FROM OPERATING ACTIVITIES	16,292	28,174	25,532
Finance income	(80)	(884)	(1,430)
Finance expenses	(255)	(2,056)	(3,387)
Net finance expenses	(335)	(2,940)	(4,817)
Share of profit (loss) of equity accounted investees (net of income tax)	(17,558)	(22,596)	(10,450)
PROFIT (LOSS) BEFORE INCOME TAX	(1,601)	2,638	10,265
Income tax expense	1,601	(2,638)	(10,265)
PROFIT (LOSS) FOR THE PERIOD	0	0	0
Attributable to:
Owners of the company	$ 0	$ 0	$ 0